Taxes (Details) - Schedule of Taxes Payable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Taxes Payable [Abstract]
VAT payable	$ 8,852	$ 6,858
Other taxes payable	4,906	6,514
Income taxes payable	3,067
Total	$ 16,825	$ 13,372